Exhibit 99.1

Schedule 7(b) - Pay History Report

Category	# of Mortgage Loans	% of Mortgage Loans
No Delinquency, No Missing Data	1260	94.17%
Delinquency, No Missing Data	78	5.83%
No Delinquency, At Least One Month Missing	0	0.00%
Delinquency, At Least One Month Missing	0	0.00%
Total	1338	100.00%